Equipment	12 Months Ended
Dec. 31, 2013
Equipment [Abstract]
Equipment
Equipment

Equipment consists of office equipment, furniture and fittings.

(In US$ millions)	December 31, 2013	December 31, 2012
Cost	79	62
Accumulated depreciation	(30)	(22)
Net book value	49	40

Depreciation and amortization expense was $8 million, $7 million and $16 million for the years ended December 31, 2013, 2012 and 2011, respectively.